Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Inventory
Schedule of Inventories

	2019	2018
	$	$

Finished goods	2,384,704	2,305,746
Raw materials	2,403,652	1,383,572
Inventory provision	(23,898)	(57,695)
Total inventory	4,764,458	3,631,623